SHAREHOLDERS' EQUITY - Schedule of Status of the 2011 Share Incentive Plan (Details) - 2011 Share Incentive Plan [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 ₪ / shares $ / shares shares	Dec. 31, 2023 $ / shares shares
Schedule of Status of the 2011 Share Incentive Plan [Line Items]
Number, options outstanding at the beginning of year (in Shares) | shares	489,500	501,000	452,500	452,500
Weighted average exercise price, options outstanding at the beginning of year | $ / shares	$ 0.807	$ 0.003		$ 0.003
Number, granted (in Shares) | shares	100,000	200,000	132,000	132,000
Weighted average exercise price, granted | (per share)	$ 1.8	$ 1.972	₪ 0.01	$ 0.003
Number of options, exercised (in Shares) | shares	(124,500)	(181,500)	(60,500)	(60,500)
Weighted average exercise price, exercised | $ / shares	$ 0.003	$ 0.003		$ 0.003
Number, forfeited (in Shares) | shares	(26,000)	(26,000)	(15,000)	(15,000)
Weighted average exercise price, forfeited | $ / shares	$ 0.003	$ 0.003		$ 0.003
Number, expired (in Shares) | shares	0	(4,000)	(8,000)	(8,000)
Weighted average exercise price, expired | $ / shares		$ 0.003		$ 0.003
Number, outstanding at end of year (in Shares) | shares	453,000	489,500	501,000	501,000
Weighted average exercise price, exercisable at end of year | $ / shares	$ 1.269	$ 0.807		$ 0.003
Number, exercisable at end of year (in Shares) | shares	36,000	21,000	30,000	30,000
Weighted average exercise price, exercisable at end of year | $ / shares	$ 0.003	$ 0.003	₪ 0.003	$ 0.003
Weighted average grant date fair value of options granted during the year | $ / shares	$ 0.15	$ 0.09		$ 1.28